Estimated Future Amortization Expense on Payments for Processing Rights and Conversion Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Conversion costs
Finite-Lived Intangible Assets And Liabilities [Line Items]
2015	$ 30,060
2016	28,598
2017	26,210
2018	23,687
2019	20,715
Payments for processing rights
Finite-Lived Intangible Assets And Liabilities [Line Items]
2015	16,897
2016	13,797
2017	11,691
2018	10,229
2019	$ 8,322